Cash and cash equivalents and investment securities (Tables)	12 Months Ended
Dec. 31, 2023
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Schedule of Cash and Cash Equivalents

Million US dollar	31 December 2023	31 December 2022

Short-term bank deposits	4 201	4 685
Cash and bank accounts	6 131	5 288
Cash and cash equivalents	10 332	9 973

Bank overdrafts	(17)	(83)
Cash and cash equivalents in the statement of cash flows	10 314	9 890

Summary Of Investments In Short term Debt Securities

Million US dollar	31 December 2023	31 December 2022

Investment in unquoted companies	151	149
Investment in debt securities	27	26
Non-current investments	178	175

Investment in debt securities	67	97
Current investments	67	97